Income Taxes	6 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	May 31, 2025
Income Taxes [Line Items]
INCOME TAXES

11. INCOME TAXES

The Company and its subsidiaries file tax returns separately.

Income taxes

Cayman Islands:    under the current laws of the Cayman Islands, the Company and its subsidiaries in the Cayman Islands are not subject to taxes on their income and capital gains.

Hong Kong:    in accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. The subsidiaries registered in Hong Kong did not have assessable profits that were derived Hong Kong during the years ended December 31, 2025, 2024 and 2023. Therefore, no Hong Kong profit tax has been provided for in the periods presented. Our returns for 2019 and subsequent tax years remain subject to examination by Hong Kong Inland Revenue Department.

United Kingdom:    in accordance with the relevant tax laws and regulations of United Kingdom, a company registered in the United Kingdom is subject to income taxes within United Kingdom at the applicable tax rate on taxable income. All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary in United Kingdom did not have assessable profits that were derived from United Kingdom during the years ended December 31, 2025, 2024 and 2023. Therefore, no United Kingdom profit tax has been provided for in the periods presented. Our returns for 2021 and subsequent tax years remain subject to examination by the UK tax authority.

Singapore:    in accordance with the relevant tax laws and regulations of Singapore, a company registered in the Singapore is subject to income taxes within Singapore at the applicable tax rate on taxable income. All the Singapore subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 17%. The subsidiary in Singapore did not have assessable profits that were derived from Singapore during the years ended December 31, 2025, 2024 and 2023. Therefore, no Singapore profit tax has been provided for in the periods presented. Our returns for 2021 and subsequent tax years remain subject to examination by the Singapore tax authority.

United States (Nevada):    in accordance with the relevant tax laws and regulations of the United States, a company registered in the United States is subject to income taxes within the United States at the applicable tax rate on taxable income. All the United States subsidiaries in Nevada that are not entitled to any tax holiday were subject to income tax at a rate of 21%. The subsidiary in the United States did not have assessable profits that were derived from the United States during the years ended December 31, 2025, 2024 and 2023. Therefore, no United States profit tax has been provided for in the periods presented. Our returns for 2022 and subsequent tax years remain subject to examination by Internal Revenue Service.

Income/(loss) before income tax expense is attributable to the following geographic locations:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Hong Kong	$(1,409,614)	$(3,944,692)	$(1,297,897)
Singapore	111,972	(252,611)	(2,956,296)
Other jurisdictions	(78,788)	39,566	(86,782)
Loss before income tax expense	$(1,376,430)	(4,157,737)	(4,340,975)

For the year ended December 31, 2025, 2024 and 2023, there was no current income tax expense and deferred income tax expense.

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
Net loss before tax	$(1,376,430)	100%	$(4,157,737)	100%	$(4,340,975)	100%
Hongkong statutory income tax rate	16.5%		16.5%		16.5%
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%)	(227,110)	16.5%	(686,027)	16.5%	(716,261)	16.5%
Domestic tax effects
Non-taxable interest income	(13,907)	1.0%	(5,477)	0.1%	(1,071,774)	24.7%
Non-deductible expenses	—	0.0%	195	0.0%	98,704	(2.3)%
Change in valuation allowance	223,918	(16.3)%	702,123	(16.9)%	1,705,603	(39.3)%
Foreign tax effects
Cayman
– Statutory tax rate diﬀerence between Cayman and Hong Kong	16,128	(1.2)%	(9,191)	0.2%	(5,078)	0.1%
Other foreign jurisdictions	917	0.0%	(1,623)	0.1%	(11,185)	0.3%
Effective income tax expense	$—	—	$—	—	$—	—

Income taxes paid by jurisdiction is as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Hong Kong	$—	$—	—
Singapore	—	—	—
Other jurisdictions	—	—	—
Total income taxes paid	$—	—	—

Deferred tax asset, net

Deferred tax assets and deferred tax liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purpose and the tax bases used for income tax purpose. The following represents the tax effect of each major type of temporary difference.

	December 31, 2025	December 31, 2024
Deferred tax asset:
Net operating losses carryforwards	$15,365,786	$15,107,318
Depreciation and amortization	86,843	128,896
Impairment loss on assets	537,830	537,830
Total Deferred tax asset	15,990,459	15,774,044
Valuation allowance	(15,990,459)	(15,774,044)
Deferred tax asset, net of valuation allowance	$—	$—

As of December 31, 2025 and 2024, the Group had net operating losses carryforwards of $93,107,417 and $91,436,307, respectively, including its Hong Kong, Singapore, the United States, and the United Kingdom operations, which are available to reduce future taxable income and have an unlimited carryover period. For the year ended December 31, 2025, there was no net operating losses carryforwards expired, while net operating losses carryforwards of $39,489 was cancelled due to the disposal of various subsidiaries.

Valuation allowance was provided against deferred tax assets in entities where it was determined, it was more likely than not that the benefits of the deferred tax assets will not be realized. The Group had deferred tax assets which consisted of net operating losses carryforwards, which can be carried forward to offset future taxable income. The Group maintains a full valuation allowance on its net deferred tax assets. The management determines it is more likely than not that all of its deferred tax assets will not be utilized.

Changes in valuation allowance are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Balance as of January 1	$15,774,044	$17,407,156	15,705,088
Additions	223,918	702,123	1,705,603
Disposal	(7,503)	(2,335,235)	(3,535)
Balance as of December 31	$15,990,459	$15,774,044	17,407,156

Uncertain tax position

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Group did not have any unrecognized uncertain tax positions. For the years ended December 31, 2025, 2024 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

DiamiR Biosciences Corp. [Member]
Income Taxes [Line Items]
INCOME TAXES

NOTE 11 — INCOME TAXES

As of February 28, 2026 and May 31, 2025, the Company’s net deferred tax assets consisted primarily of research and development expenses and stock compensation. A valuation allowance has been provided against its net deferred tax assets as, based on all available evidence, it is considered more likely than not that the deferred tax assets will not be realized in future periods.

Uncertain tax positions are evaluated based on the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustment may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue. The Company recognizes a tax benefit from an uncertain tax position when it is more-likely-than-not that it will be sustained upon examination by tax authorities.

Income tax expense in the nine months ended February 28, 2025 reflects increases in unrecognized tax benefits related to current deductions for certain funded research and development expenses subject to interpretations of applicable tax law, in excess of available net operating carryforwards. Income tax expense in the nine months ended February 28, 2026 reflects the reversal of prior-period provisions for such unrecognized tax benefits. On July 4, 2025, H.R.1, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the United States. The OBBB eliminates the requirement under Internal Revenue Code Section 174 to capitalize and amortize U.S.-based research and experimental expenditures over five years, making these expenditures fully deductible in the period incurred, among other provisions.

NOTE 12 — INCOME TAXES

For the years ended May 31, 2025 and 2024, the provision for income taxes consisted of the following:

	2025	2024
Current:
Federal	$16,483	$112,947
State	1,456	1,456
Total current	17,939	114,403
Deferred:
Federal	—	—
State	—	—
Total deferred	—	—
Total	$17,939	$114,403

For the years ended May 31, 2025 and 2024, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2025	2024
Income taxes at Federal statutory rate	21.0%	21.0%
Discounts and interest on notes	(2.4)%	(2.1)%
Financing costs	(4.3)%	—%
State taxes	—%	(4.2)%
Other	(2.3)%	(1.2)%
Change in valuation allowance	(14.3)%	(36.3)%
Income tax provision	(2.3)%	(22.9)%

The Company’s deferred tax assets and liabilities consist of the following at May 31, 2025 and 2024:

	May 31, 2025	May 31, 2024
Deferred tax assets:
Tax benefit of net operating loss carry-forward (NOL)	$351,453	$247,637
FIN48 reduction in NOL	(269,420)	(219,793)
Stock compensation	351,136	346,030
Research and development expenses	422,170	372,544
Other	1,152	2,432
Total deferred tax assets:	856,490	748,850
Deferred tax liabilities	(8,152)	(4,583)
Net deferred tax assets:	848,338	744,267
Valuation allowance for deferred tax assets	(848,338)	(744,267)
Deferred tax assets, net of valuation allowance	$—	$—

As of May 31, 2025 and 2024, the Company had federal net operating loss (“NOL”) carryforwards available to reduce future taxable income of approximately $1,541,000 and $1,047,000, respectively. As of May 31, 2025 and 2024, the Company had state NOL carryforwards of approximately $392,000 and $392,000, respectively. Federal NOLs of approximately $165,000 will begin to expire in 2025 and remaining Federal NOLs have an indefinite expiration period and can be utilized to offset up to 80% of future taxable income. State loss carryforwards expire between 2036 and 2044.

When realization of the deferred tax asset is more likely than not to occur, the benefit related to the deductible temporary differences attributable to operations is recognized as a reduction of income tax expense. Valuation allowances are provided against deferred tax assets when, based on all available evidence, it is considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company’s valuation allowance increased by $104,071 and $181,606 in the years ended May 31, 2025 and 2024, respectively.

Uncertain tax positions are evaluated based on the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustment may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue. The Company recognizes a tax benefit from an uncertain tax position when it is more-likely-than-not that it will be sustained upon examination by tax authorities.

Unrecognized tax benefits, May 31, 2023	$217,239
Gross increases – tax positions in current period	155,305
Unrecognized tax benefits, May 31, 2024	372,544
Gross increases – tax positions in current period	49,626
Unrecognized tax benefits, May 31, 2025	$422,170

The gross increase in unrecognized tax benefits in the years ended May 31, 2024 and 2025 relate to expected current deductions for certain funded research and development expenses subject to interpretations of applicable tax law, in excess of available net operating carryforwards. Future changes in the unrecognized tax benefits would affect the Company’s effective tax rate. In the absence of changes in related rulings or regulations, the Company does not anticipate any such change over the next 12 months.

The Company’s policy is to recognize interest expense and penalties related to income tax matters in income tax expense. As of May 31, 2025 and 2024, accrued interest related to uncertain tax positions amounted to $20,483 and $4,000, respectively.

The Company and its subsidiary are subject to U.S. federal and state income tax, and in the normal course of business, its income tax returns are subject to examination by the relevant taxing authorities. As of May 31, 2025, the 2017 to 2025 tax years remained subject to examination.